UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (B) (C) — 30.5%
ANZ New Zealand International
0.210%, 01/09/15	$315	$315
0.220%, 04/01/15	7,000	6,993
Apple
0.130%, 01/13/15	805	805
ASB Finance
0.210%, 01/16/15	315	315
Bank of Nova Scotia
0.230%, 02/06/15	4,900	4,897
BNY Capital Markets
0.070%, 11/03/14	2,951	2,951
BNZ International Funding
0.210%, 01/15/15	1,255	1,254
Caisse Centrale Desjardins
0.200%, 11/03/14 to 11/07/14	3,750	3,750
Chariot Funding LLC
0.220%, 11/12/14	445	445
Coca-Cola
0.160%, 12/01/14	790	790
0.040%, 12/29/14	1,685	1,684
0.170%, 01/07/15	1,000	1,000
DNB Bank
0.225%, 11/14/14	1,045	1,045
0.220%, 12/05/14	2,300	2,299
Fairway Finance
0.040%, 01/14/15	1,280	1,279
Gotham Funding
0.160%, 01/06/15	3,000	2,999
JPMorgan Securities LLC
0.230%, 11/03/14 to 01/06/15	8,065	8,064
0.230%, 01/02/15	3,000	2,999
0.250%, 01/23/15	2,000	1,999
Jupiter Securitization LLC
0.220%, 11/12/14	445	445
0.210%, 12/08/14 to 01/07/15	5,930	5,927
Liberty Street Funding LLC
0.180%, 01/02/15	900	900
Manhattan Asset Funding LLC
0.180%, 11/05/14	5,000	5,000
Nordea Bank
0.215%, 11/03/14	510	510
0.210%, 11/12/14 to 12/01/14	2,480	2,480
Old Line Funding LLC
0.220%, 11/21/14 to 01/20/15	5,230	5,228
0.250%, 01/21/15 to 02/02/15	985	985
0.230%, 01/26/15	410	410
Thunder Bay Funding LLC
0.220%, 12/03/14 to 12/15/14	2,515	2,515
0.240%, 01/21/15	3,440	3,438
Toyota Credit Canada
0.230%, 12/15/14	415	415
0.220%, 01/28/15	1,800	1,799
0.240%, 02/09/15 to 05/12/15	644	644

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Toyota Motor Credit
0.210%, 01/09/15	$3,000	$2,999
Westpac Securities NZ
0.210%, 11/12/14 to 11/13/14	3,660	3,660

Total Commercial Paper (Cost $83,238) ($ Thousands)		83,238

CERTIFICATES OF DEPOSIT — 30.2%
Bank of Montreal
0.180%, 11/07/14	3,000	3,000
0.210%, 01/02/15	3,000	3,000
Bank of Montreal, Chicago
0.200%, 11/17/14	675	675
0.180%, 12/10/14	5,000	5,000
Bank of Nova Scotia
0.200%, 11/01/14 (A)	1,135	1,135
0.210%, 01/14/15	3,000	3,000
0.220%, 01/23/15	3,000	3,000
0.240%, 02/04/15	900	900
0.240%, 02/09/15	1,500	1,500
Bank of Tokyo-Mitsubishi UFJ NY
0.240%, 12/15/14	1,400	1,400
0.240%, 12/24/14	2,000	2,000
0.240%, 01/02/15	1,000	1,000
0.230%, 02/17/15	3,000	3,000
0.250%, 03/04/15	1,500	1,500
Canadian Imperial Bank of Commerce NY (A)
0.180%, 11/01/14	4,532	4,532
0.213%, 11/14/14	3,000	3,000
0.932%, 11/20/14	3,200	3,207
DNB Bank
0.220%, 11/04/14	1,000	1,000
Mizuho
0.210%, 12/23/14	4,500	4,500
Nordea Bank
0.210%, 11/14/14	1,420	1,420
0.180%, 01/26/15	805	805
0.180%, 02/02/15	2,700	2,700
Skandinaviska Enskilda Banken
0.230%, 03/02/15	2,000	2,000
State Street Bank
0.203%, 11/09/14 (A)	2,000	2,000
0.200%, 12/15/14	2,000	2,000
0.210%, 12/17/14	2,245	2,245
Sumitomo Mitsui Banking
0.242%, 11/04/14 (A)	1,400	1,400
0.250%, 11/13/14	500	500
0.250%, 12/11/14	2,000	2,000
0.250%, 12/18/14	2,000	2,000
0.250%, 01/02/15	1,550	1,550
0.250%, 01/05/15	2,700	2,700
Svenska Handelsbanken NY
0.175%, 11/12/14	3,400	3,400

1	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.170%, 12/30/14	$3,000	$3,000
Toronto-Dominion Bank
0.210%, 01/16/15	840	840
Toyota Motor Credit
0.203%, 11/07/14 (A)	3,400	3,400
Wells Fargo Bank
0.210%, 12/01/14	2,000	2,000

Total Certificates of Deposit (Cost $82,309) ($ Thousands)
		82,309

TIME DEPOSITS — 7.0%
Citibank
0.080%, 11/03/14	3,925	3,925
Lloyds Bank PLC
0.050%, 11/03/14	7,264	7,264
Swedbank
0.060%, 11/03/14	7,870	7,870

Total Time Deposits (Cost $19,059) ($ Thousands)
		19,059

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 3.1%
FFCB
0.200%, 11/01/14	760	760
0.173%, 11/11/14	2,190	2,191
0.147%, 11/16/14	2,700	2,700
0.203%, 11/24/14	1,110	1,110
0.151%, 01/23/15	1,000	1,000
FFCB, Ser 1
0.230%, 11/01/14	350	350
FNMA
0.173%, 11/15/14	240	240
0.167%, 11/20/14	30	30

Total U.S. Government Agency Obligations (Cost $8,381) ($ Thousands)		8,381

MUNICIPAL BONDS (A) — 2.5%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.070%, 11/05/14	600	600

California — 0.2%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 11/06/14	585	585

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 11/06/14	655	655

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.130%, 11/06/14	$860	$860
Iowa State, Finance Authority, Ser G, RB
0.130%, 11/06/14	30	30

		890

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.110%, 11/06/14	185	185

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.050%, 11/05/14	1,085	1,085

Minnesota — 0.3%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 11/06/14	700	700

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.050%, 11/05/14	55	55

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 11/05/14	190	190

Ohio — 0.2%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.040%, 11/06/14	670	670

Texas — 0.1%
Texas State, Ser B, GO
0.070%, 11/06/14	375	375

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, RB
0.050%, 11/05/14	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.050%, 11/05/14	170	170

		970

Total Municipal Bonds (Cost $6,960) ($ Thousands)
		6,960

2	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Notes
2.375%, 02/28/15	$5,845	$5,890

Total U.S. Treasury Obligation (Cost $5,890) ($ Thousands)		5,890

CORPORATE OBLIGATIONS — 2.0%
Australia & New Zealand Banking Group
0.437%, 11/07/14 (A)	1,351	1,352
Nordea Bank
2.250%, 03/20/15	400	403
Nordea Bank MTN
3.700%, 11/13/14	540	541
Royal Bank of Canada MTN
1.150%, 03/13/15 (A)	2,800	2,809
Toyota Motor Credit
1.250%, 11/17/14	348	348

Total Corporate Obligations (Cost $5,453) ($ Thousands)		5,453

REPURCHASE AGREEMENTS (D) — 23.5%
Bank of Nova Scotia 0.100% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $24,000,200 (collateralized FHLB, par value $24,488,000, 0.000%, 04/29/15, with total market value of $24,481,143)	24,000	24,000
Barclays 0.070% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $4,894,029 (collateralized by various FNMA and FMAC obligations, ranging in par value $1,115,731 - $3,315,938, 3.000% - 5.000%, 11/01/24 - 08/01/43, with total market value of $4,991,909)	4,894	4,894
Goldman Sachs 0.090% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $2,964,022 (collateralized by various FNMA obligations, ranging in par value $378,846 - $2,182,166, 2.500% - 4.500%, 11/01/27 - 11/01/42, with total market value of $3,023,303)	2,964	2,964

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs 0.090% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,340,153 (collateralized by various FNMA obligations, ranging in par value $10,438,914 - $28,650,646, 3.500% - 4.000%, 08/01/40 - 03/01/43, with total market value of $20,746,956)	$20,340	$20,340
Mizuho 0.160% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $2,266,030 (collateralized by various corporate obligations*, ranging in par value $1,641 - $698,324, 0.000% - 7.875%, 11/20/16 - 08/15/24, with total market value of $2,379,706) (A)	2,266	2,266
RBC Capital 0.150% dated 10/28/14, to be repurchased on 11/04/14, repurchase price $2,224,065 (collateralized by various corporate obligations*, ranging in par value $41 - $722,297, 3.600% - 8.875%, 07/01/19 - 09/11/24, with total market value of $2,335,258)	2,224	2,224
RBC Capital 0.100% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $5,730,048 (collateralized by various FNMA obligations, ranging in par value $38,140 - $1,896,129, 3.000% - 4.500%, 07/01/42 - 10/01/44, with total market value of $5,844,649)	5,730	5,730
TD Securities 0.110% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,519,014 (collateralized by various corporate obligations*, ranging in par value $1,995 - $576,754, 1.500% - 2.750%, 12/12/14 - 05/21/20, with total market value of $1,594,965)	1,519	1,519

Total Repurchase Agreements (Cost $63,937) ($ Thousands)		63,937

Total Investments — 101.0% (Cost $275,227) ($ Thousands)†		$275,227

3	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2014

*	A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Mizuho	Amgen	0.000%	05/22/19	$533
	Celulosa Arauco Y Contittucion	7.250	07/29/19	22
	Discovery Communications	5.050	06/01/20	698
	Dominion	6.400	06/15/18	10
	Grupo	4.750	09/26/22	150
	Grupo	6.000	05/15/18	57
	Huntington National Bank	1.300	11/20/16	2
	KLA Instruments	6.900	05/01/18	291
	Morgan Stanley	2.375	07/23/19	8
	Nabors	6.150	02/15/18	180
	Petrobras Global	1.852	05/20/16	15
	Petrobras International	7.875	03/15/19	9
	Voto	6.750	04/05/21	65
	Wellpoint	3.500	08/15/24	138
RBC Capital	Boston Scientific	6.000	01/15/20	360
	China Res Gas Group	4.500	04/05/22	1
	ING	5.500	07/15/22	241
	ING Bank	5.800	09/25/23	5
	Intesa San Paolo	6.500	02/24/21	2
	JPMprgan Chase	3.200	01/25/23	722
	Kellogg	4.000	12/15/20	—
	Morgan Stanley	3.875	04/29/24	3
	Newcrest Financial	4.450	11/15/21	537
	PNC	4.375	08/11/20	176
	Providence of Nova Scotia	8.875	07/01/19	141
	U.S. Bankcorp	3.600	09/11/24	—
	Willis Group Holdings	5.750	03/15/21	—
TD Securities	Bank of Montreal	2.625	01/25/16	15
	Bank of Nova Scotia	1.750	03/22/17	425
	Caisse Cenrale Desjardins	2.550	03/24/17	577
	Canadian Imperial Bank	1.500	12/12/14	18
	Canadian Imperial Bank	2.750	01/27/16	320
	National Australia Bank	2.125	09/09/19	47
	Royal Bank	2.000	10/01/19	145
	Verizon Communications	2.625	02/21/20	2
	Westpac Banking	2.000	05/21/20	8

Percentages are based on Net Assets of $272,457 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D) Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FNMA — Federal National Mortgage Association

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.1%
FFCB
0.350%, 11/01/14 (A)	$4,280	$4,283
0.250%, 11/01/14 (A)	310	310
0.230%, 11/01/14 (A)	1,955	1,955
0.220%, 11/01/14 (A)	7,689	7,689
0.210%, 11/01/14 (A)	1,710	1,710
0.200%, 11/01/14 (A)	13,480	13,479
0.153%, 11/01/14 (A)	5,540	5,541
0.100%, 11/01/14 (A)	8,765	8,763
0.182%, 11/02/14 (A)	1,750	1,751
0.172%, 11/03/14 (A)	13,523	13,528
0.132%, 11/03/14 (A)	4,000	4,000
0.160%, 11/04/14	7,000	7,000
0.182%, 11/06/14 (A)	275	275
0.173%, 11/08/14 (A)	2,385	2,386
0.153%, 11/08/14 (A)	706	706
4.550%, 11/10/14	1,905	1,907
0.183%, 11/11/14 (A)	1,520	1,521
0.173%, 11/11/14 (A)	3,605	3,606
0.183%, 11/12/14 (A)	2,510	2,511
0.183%, 11/13/14 (A)	385	385
0.173%, 11/14/14 (A)	8,250	8,252
0.147%, 11/16/14 (A)	8,170	8,170
0.194%, 11/17/14 (A)	4,525	4,527
0.164%, 11/17/14 (A)	1,940	1,940
0.187%, 11/18/14 (A)	3,000	3,002
0.168%, 11/18/14 (A)	980	980
1.625%, 11/19/14	3,862	3,865
0.270%, 11/19/14	170	170
0.247%, 11/19/14 (A)	8,960	8,973
0.163%, 11/19/14 (A)	110	110
0.157%, 11/19/14 (A)	4,330	4,330
4.480%, 11/20/14	1,333	1,336
0.227%, 11/20/14 (A)	1,580	1,582
0.187%, 11/20/14 (A)	355	355
0.157%, 11/20/14 (A)	7,000	7,001
0.117%, 11/20/14 (A)	10,260	10,260
0.181%, 11/22/14 (A)	2,979	2,980
0.293%, 11/23/14 (A)	10,665	10,674
0.173%, 11/23/14 (A)	3,435	3,436
0.203%, 11/24/14 (A)	958	959
0.182%, 11/26/14 (A)	6,490	6,492
0.172%, 11/26/14 (A)	895	895
0.152%, 11/26/14 (A)	4,355	4,356
0.162%, 11/27/14 (A)	455	455
0.250%, 11/28/14	620	620
0.280%, 12/11/14	895	895
0.250%, 12/24/14	4,730	4,731
0.170%, 12/24/14	4,150	4,150
0.180%, 01/06/15	5,705	5,705
0.151%, 01/23/15 (A)	19,000	19,000
3.850%, 02/11/15	435	439
4.375%, 02/17/15	2,445	2,476
2.050%, 02/18/15	204	205
0.270%, 02/24/15	6,780	6,783
FFCB DN (B)
0.140%, 11/17/14	4,000	4,000
0.100%, 01/20/15	7,380	7,378
0.110%, 03/18/15	4,780	4,778
FFCB, Ser 1
0.230%, 11/01/14 (A)	1,185	1,185

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLB
0.130%, 11/03/14	$4,180	$4,180
0.125%, 11/04/14	505	505
0.125%, 11/12/14	40	40
0.113%, 11/12/14 (A)	6,905	6,906
4.750%, 11/14/14	165	165
4.500%, 11/14/14	220	220
0.114%, 11/17/14 (A)	2,980	2,980
2.700%, 11/18/14	85	85
0.125%, 11/18/14	5,210	5,210
0.125%, 11/20/14	595	595
0.070%, 11/20/14	2,100	2,100
0.160%, 11/21/14	3,340	3,340
0.140%, 11/21/14	4,150	4,150
0.097%, 11/21/14 (A)	9,745	9,745
0.105%, 11/23/14 (A)	23,590	23,590
0.092%, 11/25/14 (A)	10,850	10,850
0.132%, 12/09/14 (A)	395	395
0.190%, 12/11/14	190	190
0.170%, 12/11/14	65	65
0.080%, 12/11/14	13,520	13,520
4.750%, 12/12/14	640	643
2.750%, 12/12/14	14,770	14,814
1.250%, 12/12/14	10,650	10,664
0.875%, 12/12/14	3,785	3,788
0.500%, 12/12/14	2,000	2,001
0.125%, 12/16/14	3,980	3,980
0.090%, 12/16/14	5,580	5,580
0.200%, 12/18/14	615	615
0.100%, 12/29/14	1,295	1,295
0.125%, 12/30/14	655	655
0.125%, 01/06/15	3,400	3,400
0.110%, 01/07/15	6,195	6,195
0.120%, 01/08/15	575	575
0.180%, 01/09/15	2,005	2,005
0.170%, 01/13/15	4,705	4,705
0.109%, 01/13/15 (A)	785	785
0.170%, 01/15/15	3,195	3,195
0.090%, 01/15/15	35,230	35,229
0.250%, 01/16/15	23,955	23,962
0.520%, 01/23/15	340	340
0.125%, 01/23/15 (A)	390	390
0.100%, 01/23/15	3,755	3,755
0.090%, 01/23/15	18,465	18,465
0.125%, 02/10/15	2,970	2,970
4.750%, 02/13/15	530	537
4.375%, 02/13/15	420	425
4.500%, 02/18/15	3,165	3,206
0.140%, 02/18/15	18,555	18,556
0.100%, 02/19/15	2,580	2,580
0.090%, 02/19/15	4,000	4,000
0.250%, 02/20/15	11,830	11,836
0.090%, 02/27/15	11,945	11,944
0.140%, 03/02/15	13,080	13,082
0.100%, 03/06/15	29,205	29,207
0.140%, 03/12/15	4,305	4,306
4.125%, 03/13/15	130	132
3.500%, 03/13/15	205	207
2.750%, 03/13/15	10,150	10,248
0.375%, 03/13/15	9,765	9,775
0.150%, 03/17/15	735	735
0.090%, 03/26/15	20,965	20,966
0.060%, 03/30/15	28,630	28,628
0.120%, 04/14/15	2,440	2,440
0.070%, 04/17/15	20,970	20,968

5	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.070%, 04/22/15	$12,770	$12,768
0.070%, 04/29/15	2,300	2,300
FHLB DN (B)
0.090%, 11/12/14	3,130	3,130
0.075%, 11/19/14	9,045	9,045
0.060%, 11/28/14	4,084	4,084
0.092%, 01/28/15	1,577	1,577
FHLMC
0.152%, 11/05/14 (A)	1,595	1,595
0.132%, 11/16/14 (A)	10,125	10,126
0.750%, 11/25/14	48,244	48,264
0.320%, 12/03/14	7,895	7,896
0.350%, 12/05/14	30,240	30,247
0.625%, 12/29/14	40,679	40,713
0.310%, 01/09/15	1,385	1,386
4.500%, 01/15/15	13,716	13,839
2.875%, 02/09/15	29,124	29,342
0.305%, 02/23/15	10,172	10,179
0.100%, 03/03/15	2,680	2,679
0.350%, 03/18/15	3,805	3,808
5.000%, 04/15/15	5,902	6,033
0.500%, 04/17/15	2,867	2,872
FHLMC DN (B)
0.090%, 01/13/15	5,515	5,514
FHLMC MTN
5.000%, 11/13/14	2,480	2,484
0.305%, 01/02/15	9,642	9,646
5.150%, 03/01/15	665	676
FNMA
0.410%, 11/01/14 (A)	1,720	1,723
0.173%, 11/15/14 (A)	1,650	1,650
0.172%, 11/16/14 (A)	6,750	6,752
1.300%, 11/17/14	2,186	2,187
1.150%, 11/18/14	2,545	2,546
2.625%, 11/20/14	28,185	28,222
0.167%, 11/20/14 (A)	9,884	9,885
0.173%, 11/25/14 (A)	1,360	1,360
0.122%, 11/27/14 (A)	25,000	24,998
1.500%, 12/16/14	295	296
0.750%, 12/19/14	45,935	45,973
0.070%, 01/28/15	23,481	23,477
0.070%, 02/09/15	568	568
4.000%, 02/19/15 (C)	515	521
5.000%, 03/02/15	5,358	5,445
0.375%, 03/16/15	38,773	38,812
1.750%, 03/23/15	1,140	1,147
FNMA DN (B)
0.090%, 12/01/14	16,180	16,179
0.095%, 01/05/15	21,060	21,056
0.085%, 01/12/15	5,090	5,089

Total U.S. Government Agency Obligations (Cost $1,171,455) ($ Thousands)		1,171,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (D) — 32.1%
Bank of Montreal 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $150,001,000 (collateralized by various U.S. Treasury Notes, FMAC, FNMA, FHLB and FCSB, ranging in par value $250,000 - $94,960,000, 0.000% - 10.625%, 08/15/15 - 06/28/32, with total market value of $153,001,040)	$150,000	$150,000
Bank of Nova Scotia 0.060%, dated 10/31/14, to be repurchased on 11/06/14, repurchase price $50,000,583 (collateralized by various FNMA, FMAC and FHLB, ranging in par value $1,129,000 - $19,908,000, 0.750% - 2.625%, 07/05/16 - 04/28/28, with total market value of $51,024,668)	50,000	50,000
Bank of Nova Scotia 0.100% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $60,000,500 (collateralized by various FNMA, FHLB and FCSB, ranging in par value $1,285,000 - $21,178,000, 0.000% - 5.410%, 04/23/15 - 04/17/36, with total market value of $61,201,189)	60,000	60,000
Barclays 0.070% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $110,000,642 (collateralized by various FMAC, FNMA, FHLB and TVDN, ranging in par value $8,000 - $27,303,000, 0.000% - 8.250%, 04/23/15 - 04/17/36, with total market value of $112,201,325)	110,000	110,000
Goldman Sachs 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $75,000,000 (collateralized by various FNMA, ranging in par value $876,000 - $75,644,000, 0.000%, 04/15/15 - 04/27/15, with total market value of $76,500,852)	75,000	75,000
Goldman Sachs 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $99,946,666 (collateralized by various FCSB, ranging in par value $199,000 - $10,657,000, 0.000% - 5.410%, 04/23/15 - 04/17/36, with total market value of $101,945,925)	99,946	99,946

6	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.080% dated 09/12/14, to be repurchased on 12/11/14, repurchase price $25,005,000 (collateralized by U.S. Treasury Notes, par value $25,083,700, 1.750%, 07/31/15, with total market value of $25,502,974) (E)	$25,000	$25,000

Total Repurchase Agreements (Cost $569,946) ($ Thousands)		569,946

Total Investments — 98.2% (Cost $1,741,401) ($ Thousands)†		$1,741,401

Percentages are based on Net Assets of $1,773,585 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2014. The coupon on a step bond changes on a specific date.

(D)	Tri-Party Repurchase Agreement.

(E)	Securities considered illiquid. The total value of such securities as of October 31, 2014 was $25,000 ($ Thousands) and represented 1.4% of Net Assets.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

TVDN — Tennessee Valley Discount Notes

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 88.2%
FFCB
0.350%, 11/01/14 (A)	$3,060	$3,062
0.290%, 11/01/14 (A)	595	596
0.250%, 11/01/14 (A)	190	190
0.230%, 11/01/14 (A)	2,145	2,145
0.220%, 11/01/14 (A)	6,926	6,926
0.210%, 11/01/14 (A)	1,580	1,580
0.200%, 11/01/14 (A)	11,070	11,069
0.153%, 11/01/14 (A)	3,845	3,845
0.138%, 11/01/14 (A)	7,210	7,211
0.100%, 11/01/14 (A)	5,625	5,624
0.187%, 11/02/14 (A)	1,970	1,971
0.182%, 11/02/14 (A)	1,250	1,251
0.177%, 11/03/14 (A)	7,802	7,805
0.153%, 11/03/14 (A)	800	800
0.132%, 11/03/14 (A)	5,000	5,000
0.020%, 11/04/14	1,500	1,500
0.182%, 11/06/14 (A)	1,005	1,005
0.020%, 11/06/14	3,755	3,755
0.173%, 11/08/14 (A)	1,615	1,615
0.153%, 11/08/14 (A)	523	523
0.152%, 11/10/14 (A)	1,063	1,063
0.183%, 11/11/14 (A)	480	480
0.173%, 11/11/14 (A)	2,295	2,296
0.183%, 11/12/14 (A)	1,540	1,541
0.183%, 11/13/14 (A)	565	565
0.030%, 11/13/14	2,250	2,250
0.250%, 11/14/14	200	200
0.173%, 11/14/14 (A)	5,250	5,252
0.153%, 11/14/14 (A)	1,557	1,557
0.147%, 11/16/14 (A)	5,830	5,830
0.194%, 11/17/14 (A)	3,658	3,659
0.164%, 11/17/14 (A)	1,360	1,360
0.187%, 11/18/14 (A)	6,500	6,503
0.168%, 11/18/14 (A)	720	720
1.625%, 11/19/14	5,516	5,520
0.270%, 11/19/14	715	715
0.247%, 11/19/14 (A)	6,840	6,850
0.163%, 11/19/14 (A)	90	90
0.157%, 11/19/14 (A)	2,500	2,500
4.480%, 11/20/14	200	200
0.227%, 11/20/14 (A)	1,185	1,186
0.187%, 11/20/14 (A)	270	270
0.182%, 11/20/14 (A)	290	290
0.157%, 11/20/14 (A)	5,575	5,576
0.117%, 11/20/14 (A)	7,325	7,325
0.181%, 11/22/14 (A)	2,189	2,190
0.176%, 11/22/14 (A)	2,240	2,241
0.293%, 11/23/14 (A)	5,465	5,470
0.173%, 11/23/14 (A)	3,054	3,055
0.203%, 11/24/14 (A)	625	625
0.040%, 11/24/14	8,508	8,508
0.202%, 11/26/14 (A)	1,460	1,461
0.182%, 11/26/14 (A)	4,665	4,667
0.172%, 11/26/14 (A)	605	605
0.152%, 11/26/14 (A)	720	720
0.167%, 11/27/14 (A)	4,020	4,021
0.162%, 11/27/14 (A)	775	775
0.250%, 11/28/14	485	485

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.280%, 12/11/14	$710	$710
0.250%, 12/24/14	325	325
0.170%, 12/24/14	3,450	3,450
0.151%, 01/23/15 (A)	1,000	1,000
3.850%, 02/11/15	305	308
4.375%, 02/17/15	1,640	1,661
2.050%, 02/18/15	133	134
0.270%, 02/24/15	4,400	4,402
FFCB DN (B)
0.010%, 11/03/14	3,300	3,300
0.140%, 11/17/14	4,000	4,000
0.135%, 12/24/14	4,945	4,944
0.100%, 01/20/15	4,825	4,824
0.110%, 03/18/15	3,205	3,204
FFCB, Ser 1
0.230%, 11/01/14 (A)	1,095	1,095
FHLB
0.220%, 11/03/14	760	760
0.130%, 11/03/14	3,545	3,545
0.125%, 11/04/14	8,160	8,160
0.270%, 11/05/14	690	690
0.070%, 11/05/14	3,540	3,540
0.125%, 11/12/14	3,750	3,750
4.750%, 11/14/14	145	145
4.500%, 11/14/14	155	155
0.163%, 11/14/14 (A)	2,132	2,132
0.114%, 11/17/14 (A)	1,525	1,525
2.700%, 11/18/14	70	70
0.125%, 11/18/14	6,320	6,320
0.125%, 11/20/14	1,555	1,555
0.160%, 11/21/14	1,570	1,570
0.097%, 11/21/14 (A)	6,335	6,335
0.070%, 11/21/14	3,780	3,780
0.105%, 11/23/14 (A)	11,155	11,155
0.125%, 11/26/14	1,620	1,620
0.132%, 12/09/14 (A)	215	215
0.190%, 12/11/14	130	130
0.080%, 12/11/14	14,900	14,900
4.750%, 12/12/14	345	347
2.750%, 12/12/14	4,010	4,022
1.250%, 12/12/14	7,260	7,269
0.875%, 12/12/14	7,435	7,442
0.125%, 12/16/14	2,840	2,840
0.090%, 12/16/14	3,910	3,910
0.100%, 12/29/14	790	790
0.125%, 12/30/14	525	525
0.050%, 01/02/15	25,000	24,998
0.110%, 01/07/15	4,400	4,400
0.120%, 01/08/15	370	370
0.070%, 01/08/15	110	110
0.180%, 01/09/15	245	245
0.170%, 01/13/15	3,575	3,575
0.125%, 01/13/15	200	200
0.170%, 01/15/15	2,580	2,580
0.090%, 01/15/15	20,530	20,529
0.250%, 01/16/15	17,730	17,735
0.090%, 01/16/15	13,980	13,980
0.090%, 01/20/15	495	495
0.520%, 01/23/15	225	225
0.125%, 01/23/15 (A)	1,075	1,075
0.100%, 01/23/15	4,615	4,615
0.090%, 01/23/15	12,270	12,270

8	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
4.750%, 02/13/15	$385	$390
4.375%, 02/13/15	300	304
4.500%, 02/18/15	3,060	3,100
0.140%, 02/18/15	9,600	9,600
0.100%, 02/19/15	8,810	8,810
0.090%, 02/19/15	7,630	7,629
0.250%, 02/20/15	7,660	7,664
0.100%, 02/20/15	7,940	7,940
0.090%, 02/20/15	1,600	1,600
0.090%, 02/23/15	11,455	11,454
0.090%, 02/27/15	12,205	12,204
0.140%, 03/02/15	5,130	5,131
0.100%, 03/05/15	330	330
0.100%, 03/06/15	7,835	7,835
0.100%, 03/10/15	3,430	3,430
0.150%, 03/12/15	275	275
0.140%, 03/12/15	2,850	2,850
3.500%, 03/13/15	545	552
2.750%, 03/13/15	14,260	14,398
0.375%, 03/13/15	7,510	7,518
0.150%, 03/17/15	480	480
0.090%, 03/26/15	5,620	5,620
0.080%, 03/27/15	830	830
0.520%, 04/06/15	330	331
0.070%, 04/17/15	13,795	13,794
0.070%, 04/23/15	6,180	6,179
0.210%, 04/24/15	3,640	3,642
0.070%, 04/29/15	14,050	14,048
FHLB DN (B)
0.001%, 11/03/14	106,212	106,212
0.053%, 11/05/14	52,396	52,396
0.053%, 11/07/14	114,730	114,729
0.061%, 11/12/14	49,755	49,754
0.048%, 11/14/14	39,095	39,094
0.075%, 11/19/14	5,867	5,867
0.060%, 11/21/14	5,000	5,000
0.067%, 12/03/14	8,850	8,849
0.070%, 12/17/14	274	274
0.070%, 01/07/15	175	175
0.092%, 01/28/15	1,016	1,016
0.090%, 02/18/15	10,100	10,097
0.090%, 02/23/15	2,700	2,699
0.100%, 02/24/15	3,985	3,984
0.090%, 02/25/15	3,052	3,051
Tennessee Valley Authority
0.054%, 11/06/14	15,530	15,530

Total U.S. Government Agency Obligations (Cost $982,715) ($ Thousands)		982,715

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bills (B)
0.016%, 01/02/15	3,710	3,710
U.S. Treasury Notes
0.375%, 11/15/14	29,000	29,004
2.125%, 11/30/14	5,000	5,008
0.250%, 11/30/14	7,725	7,726
0.250%, 01/15/15	7,780	7,783
2.250%, 01/31/15	16,330	16,420
0.250%, 01/31/15	40,280	40,302
4.000%, 02/15/15	12,315	12,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.250%, 02/28/15	$6,455	$6,459
2.500%, 04/30/15	1,500	1,518

Total U.S. Treasury Obligations (Cost $130,385) ($ Thousands)		130,385

Total Investments — 99.9% (Cost $1,113,100) ($ Thousands)†		$1,113,100

Percentages are based on Net Assets of $1,113,765 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (C) (D) — 35.5%
Albion Capital
0.200%, 11/21/14	$14,485	$14,483
ANZ New Zealand International
0.200%, 11/07/14	20,000	19,999
0.210%, 01/09/15	39,870	39,854
Apple
0.130%, 01/07/15 to 01/13/15	30,670	30,662
ASB Finance
0.200%, 01/12/15	28,000	27,989
0.210%, 01/16/15	4,870	4,868
0.220%, 04/30/15	47,000	46,948
Automatic Data Processing
0.090%, 11/06/14	15,927	15,927
Bank of Nova Scotia
0.230%, 02/06/15	12,445	12,437
BNY Capital Markets
0.070%, 11/03/14	59,172	59,172
BNZ International Funding
0.190%, 11/24/14	10,750	10,749
0.210%, 01/15/15	19,490	19,481
0.230%, 04/14/15	24,199	24,174
Caisse Centrale Desjardins
0.200%, 11/03/14 to 11/21/14	55,080	55,079
0.164%, 12/04/14	15,500	15,498
0.140%, 12/16/14	22,131	22,127
Chariot Funding LLC
0.213%, 11/12/14	31,980	31,978
0.210%, 04/09/15 to 04/10/15	37,100	37,066
Chevron
0.160%, 03/17/15	20,000	19,988
0.150%, 04/06/15	14,000	13,991
Coca-Cola
0.160%, 12/01/14 to 12/29/14	34,425	34,417
0.170%, 01/07/15 to 02/09/15	23,750	23,740
0.200%, 02/27/15	3,665	3,663
0.190%, 04/17/15 to 04/20/15	70,000	69,938
0.240%, 06/23/15	31,329	31,280
DNB Bank
0.225%, 11/14/14	18,955	18,953
0.220%, 12/05/14	21,000	20,996
0.230%, 04/10/15	24,250	24,225
Fairway Finance
0.210%, 01/14/15	17,725	17,717
0.220%, 04/16/15	24,610	24,585
Gotham Funding
0.160%, 01/02/15	67,755	67,736
JPMorgan Securities LLC
0.230%, 11/03/14 to 02/27/15	166,435	166,405
0.210%, 12/02/14	2,483	2,483
0.250%, 01/23/15 to 04/20/15	78,000	77,927
Jupiter Securitization LLC
0.220%, 11/03/14 to 11/12/14	15,365	15,364

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.210%, 12/08/14 to 01/07/15	$62,885	$62,862
Liberty Street
0.160%, 11/21/14	25,000	24,998
0.150%, 12/02/14	22,480	22,477
0.180%, 12/05/14	25,000	24,996
Manhattan Asset Funding LLC
0.180%, 11/05/14	59,878	59,877
0.210%, 11/20/14	5,007	5,006
Nestle Capital
0.225%, 07/14/15	20,000	19,968
Nordea Bank
0.225%, 03/17/15	22,000	21,981
Old Line Funding LLC
0.220%, 11/14/14 to 04/01/15	196,081	195,981
0.200%, 12/22/14	5,000	4,999
0.250%, 01/21/15 to 02/02/15	13,940	13,932
0.230%, 01/26/15 to 03/17/15	25,673	25,653
0.240%, 02/26/15 to 04/28/15	30,000	29,968
Skandinaviska Enskilda Banken
0.200%, 11/17/14	15,000	14,999
Thunder Bay Funding LLC
0.220%, 12/03/14 to 12/15/14	38,030	38,022
0.210%, 01/16/15	4,000	3,998
0.250%, 01/21/15	6,290	6,286
0.240%, 02/03/15	1,000	999
0.230%, 02/25/15	24,520	24,502
Toyota Credit Canada
0.230%, 12/15/14	6,935	6,933
0.220%, 01/21/15	10,000	9,995
0.240%, 05/12/15	3,786	3,781
Toyota Motor Credit
0.200%, 11/03/14	11,000	11,000
0.220%, 11/14/14	18,000	17,999
0.210%, 01/09/15 to 01/20/15	106,500	106,456
Westpac Bank
0.230%, 05/01/15	1,000	999
Westpac Securities NZ
0.210%, 11/12/14 to 01/07/15	31,580	31,571
0.205%, 11/13/14	20,000	19,999
Working Capital Management
0.110%, 11/03/14	1,844	1,844
0.116%, 11/04/14 to 11/05/14	24,587	24,587
0.113%, 11/06/14	15,959	15,959
0.180%, 11/17/14	4,383	4,383

Total Commercial Paper (Cost $1,978,909) ($ Thousands)		1,978,909

CERTIFICATES OF DEPOSIT — 31.9%
ASB Finance
0.233%, 11/14/14 (A)	8,184	8,184
Australia & New Zealand Banking Group NY
0.483%, 01/29/15 (A)	820	821

10	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of Montreal
0.180%, 11/07/14	$25,000	$25,000
0.170%, 11/13/14	40,000	40,000
0.180%, 12/04/14	58,500	58,500
0.180%, 12/08/14	21,000	21,000
0.170%, 12/29/14	21,750	21,750
0.210%, 01/02/15	67,000	67,000
0.220%, 04/08/15	10,000	10,000
Bank of Nova Scotia
0.510%, 11/01/14 (A)	494	495
0.220%, 11/01/14	40,000	40,000
0.200%, 11/01/14 (A)	15,980	15,980
0.210%, 01/14/15	16,500	16,500
0.240%, 02/04/15	12,600	12,600
0.240%, 02/09/15	25,000	25,000
0.230%, 02/17/15	4,117	4,117
Bank of Tokyo-Mitsubishi UFJ NY
0.240%, 12/15/14	4,000	4,000
0.240%, 12/23/14	18,000	18,000
0.240%, 12/24/14	35,000	35,000
0.240%, 01/14/15	39,000	39,000
0.240%, 01/16/15	11,000	11,000
0.230%, 02/17/15	25,000	25,000
0.250%, 02/19/15	20,500	20,502
0.250%, 03/04/15	8,000	8,000
Canadian Imperial Bank of Commerce NY (A)
0.180%, 11/01/14	39,000	39,000
0.180%, 11/01/14	26,000	26,000
0.180%, 11/01/14	72,050	72,050
0.213%, 11/14/14	20,100	20,100
0.932%, 11/20/14	44,250	44,347
Chase Bank
0.300%, 05/15/15	8,233	8,236
Mizuho Bank
0.230%, 11/03/14	9,000	9,000
National Australia Bank (A)
0.213%, 11/09/14	40,000	40,000
0.223%, 11/14/14	11,329	11,329
Nordea Bank
0.160%, 11/10/14	15,885	15,885
0.180%, 01/26/15	14,695	14,695
0.180%, 02/02/15	82,300	82,300
0.210%, 04/28/15	50,000	49,999
Norinchukin Bank
0.130%, 11/04/14	27,000	27,000
0.200%, 11/13/14	12,000	12,000
Skandinaviska Enskilda Banken NY
0.230%, 12/11/14	11,090	11,090
0.230%, 02/10/15	42,100	42,100
0.230%, 03/02/15	42,000	42,000
State Street Bank
0.203%, 11/09/14 (A)	40,000	40,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.200%, 12/15/14	$35,000	$35,000
Sumitomo Mitsui Banking
0.250%, 11/01/14 (A)	23,000	23,000
0.242%, 11/04/14 (A)	65,500	65,500
0.250%, 11/13/14	16,050	16,050
0.250%, 12/11/14	15,000	15,000
0.250%, 12/18/14	5,800	5,800
0.250%, 01/05/15	21,000	21,000
0.603%, 01/31/15 (A)	4,000	4,007
0.250%, 02/13/15	7,000	7,000
Svenska Handelsbanken
0.175%, 11/12/14	45,000	45,000
0.175%, 11/21/14	95,210	95,210
0.185%, 12/29/14	20,710	20,710
0.519%, 01/16/15 (A)	8,293	8,298
0.230%, 03/24/15	32,000	32,001
0.220%, 04/08/15	41,700	41,701
Toronto-Dominion Bank
0.237%, 11/06/14 (A)	7,699	7,700
0.200%, 12/17/14	10,000	10,000
0.210%, 01/16/15	11,960	11,960
0.700%, 02/25/15	1,000	1,002
0.600%, 03/03/15	3,525	3,530
0.280%, 05/08/15	10,000	10,003
Toyota Motor Credit (A)
0.202%, 11/03/14	39,264	39,264
0.213%, 11/09/14	2,338	2,338
Wells Fargo Bank
0.210%, 11/07/14	30,000	30,000
0.210%, 12/01/14	33,675	33,675
0.210%, 12/02/14	37,000	37,000
0.233%, 12/07/14 (A)	5,651	5,651
0.210%, 12/08/14	12,000	12,000
Westpac Banking
0.227%, 11/19/14	3,100	3,100

Total Certificates of Deposit (Cost $1,777,080) ($ Thousands )		1,777,080

TIME DEPOSITS — 10.1%
Bank of New York
0.050%, 11/03/14	73,848	73,848
0.040%, 11/03/14	105,000	105,000
Citibank
0.080%, 11/03/14	78,686	78,686
Lloyds Bank PLC
0.050%, 11/03/14	145,641	145,641
Swedbank
0.060%, 11/03/14	157,791	157,791

Total Time Deposits (Cost $560,966) ($ Thousands)		560,966

11	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Notes
2.375%, 02/28/15	$118,332	$119,238

Total U.S. Treasury Obligation (Cost $119,238) ($ Thousands)		119,238

CORPORATE OBLIGATIONS — 1.5%
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	1,384	1,393
Bank of Nova Scotia
1.850%, 01/12/15	2,600	2,608
3.400%, 01/22/15	4,840	4,874
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	1,900	1,915
Commonwealth Bank of Australia
0.734%, 11/21/14 (A) (B)	2,000	2,005
3.500%, 03/19/15 (B)	2,920	2,956
General Electric Capital MTN
2.150%, 01/09/15	2,694	2,704
National Australia Bank
3.750%, 03/02/15 (B)	2,884	2,918
Nordea Bank
2.250%, 03/20/15 (B)	3,076	3,099
Nordea Bank MTN
3.700%, 11/13/14 (B)	3,516	3,520
Royal Bank of Canada MTN
1.150%, 03/13/15	11,774	11,813
Sumitomo Mitsui Banking
1.900%, 01/12/15	9,500	9,530
Toyota Motor Credit
1.250%, 11/17/14	7,500	7,503
1.000%, 02/17/15	18,379	18,421
Westpac Banking
0.483%, 01/29/15 (A) (B)	2,425	2,426
4.200%, 02/27/15	6,753	6,839

Total Corporate Obligations (Cost $84,524) ($ Thousands)		84,524

MUNICIPAL BONDS (A) — 1.3%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.070%, 11/05/14	4,800	4,800

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 11/06/14	4,750	4,750

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 11/05/14	$800	$800
0.070%, 11/05/14	2,365	2,365
Colorado State, Housing & Finance Authority, Ser C1, RB
0.100%, 11/05/14	900	900

		4,065

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.100%, 11/06/14	1,300	1,300

Indiana — 0.1%
Indiana, Finance Authority, Ser F, RB
0.050%, 11/06/14	8,280	8,280

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB
0.080%, 11/06/14	800	800
Iowa State, Finance Authority, Ser C, RB
0.130%, 11/06/14	5,550	5,550
Iowa State, Finance Authority, Ser G, RB
0.130%, 11/06/14	145	145
Iowa State, Finance Authority, Ser M, RB
0.110%, 11/06/14	500	500

		6,995

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
0.110%, 11/06/14	2,320	2,320

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.050%, 11/05/14	16,180	16,180

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.050%, 11/05/14	840	840

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 11/05/14	2,945	2,945

12	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.040%, 11/06/14	$5,425	$5,425

Texas — 0.1%
Texas State, Ser B, GO
0.070%, 11/06/14	5,710	5,710

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.050%, 11/05/14	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.050%, 11/05/14	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.100%, 11/06/14	915	915

		11,810

Total Municipal Bonds (Cost $75,420) ($ Thousands)		75,420

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 0.4%
FFCB
0.200%, 11/01/14	13,390	13,389
FFCB, Ser 1
0.230%, 11/01/14	2,850	2,850
FNMA
0.173%, 11/15/14	3,460	3,461
0.167%, 11/20/14	190	190

Total U.S. Government Agency Obligations (Cost $19,890) ($ Thousands)		19,890

REPURCHASE AGREEMENTS (E) — 15.2%
Bank of Nova Scotia 0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $201,001,675 (collateralized by various FMAC, FHLB and FNMA obligations, ranging in par value $12,150,000 - $24,500,000, 0.000% - 1.500%, 03/26/15 - 12/24/20; with total market value $205,024,412)	201,000	201,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Barclays 0.070%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $98,111,572 (collateralized by various GNMA, FMAC and FNMA obligations, ranging in par value $222,719 - $37,364,229, 2.500% - 9.000%, 04/01/21 - 07/01/44; with total market value $100,073,804)	$98,111	$98,111
Goldman Sachs 0.090%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $162,588,219 (collateralized by various FMAC and FNMA obligations, ranging in par value $22,179,407 - $106,407,264, 4.000% - 4.500%, 01/01/31 - 07/01/44; with total market value $165,839,984)	162,587	162,587
Goldman Sachs 0.090%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $169,417,271 (collateralized by various FMAC and FNMA obligations, ranging in par value $6,227,029 - $77,104,779, 2.759% - 4.000%, 05/01/42 - 05/01/44; with total market value $172,805,617)	169,416	169,416
RBC Capital 0.150% dated 10/28/14, to be repurchased on 11/04/14, repurchase price $45,603,330 (collateralized by various corporate obligations*, ranging in par value $524 - $5,178,845, 0.000% - 8.500%, 12/15/14 - 09/16/24, with total market value of $47,883,297)	45,602	45,602
RBC Capital 0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $139,271,161 (collateralized by various GNMA, FMAC and FNMA obligations, ranging in par value $2,361 - $13,797,754, 2.160% - 5.000%, 01/01/26 - 09/20/44; with total market value $142,056,584)	139,270	139,270

13	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TD Securities 0.110% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $30,456,279 (collateralized by various corporate obligations*, ranging in par value $59,818 - $10,324,058 1.375% - 8.750%, 07/17/15 - 04/01/22, with total market value of $31,979,094)	$30,456	$30,456

Total Repurchase Agreements (Cost $846,442) ($ Thousands)		846,442

Total Investments — 98.0% (Cost $5,462,469) ($ Thousands)†		$5,462,469

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Alexandria Real Estate	3.900%	06/15/23	$—
	Altria Group	2.850	08/09/22	117
	Altria Group	4.000	01/31/24	1,151
	Amgen	3.625	05/22/24	1
	AT&T Corp.	0.000	11/27/22	2,925
	AT&T Corp.	3.900	03/11/24	—
	Baxter	1.850	06/15/18	45
	BNP Paribas	5.000	01/15/21	—
	Boston Scientific	6.000	01/15/20	1,059
	BPCE	4.625	07/11/24	20
	British Sky Broadcasting Group	3.750	09/16/24	5,179
	CF Industries	7.125	05/01/20	132
	Citigroup Inc.	8.500	05/22/19	1,551
	Conagra	3.250	0/15/22	1,040
	Credit Suisse	3.000	10/29/21	2,097
	Encana	3.900	11/15/21	1,777
	Entertainment Properties	5.750	08/15/22	2,641
	Ford Motor Credit Co.	4.250	09/20/22	2,917
	Forest Laboratories	4.375	0/01/19	497
	General Electric	0.534	05/13/24	10
	ICICI Bank	4.800	05/22/19	900
	ING	5.500	07/15/22	1,241
	ING Bank	5.800	09/25/23	2,234
	International Game Technology	5.350	10/15/23	1,333
	Intesa San Paolo	3.625	08/12/15	761
	Intesa San Paolo	6.500	02/24/21	518
	John Hancock	0.000	12/15/14	20
	JPMorgan	3.200	01/25/23	1,978
	Korea Electric Power	3.000	10/05/15	150
	L3 Communications	3.950	05/28/24	478
	Lyondellbasell Industry	6.000	11/15/21	88
	Morgan Stanley	6.625	04/01/18	4,078
	Netapp	3.375	06/15/21	948
	Newcrest Financial	4.450	11/15/21	169
	Noble Holdings	4.625	03/01/21	173
	O’Rielly Automotive	4.875	01/14/21	216
	Panama Central School District	2.650	09/22/21	167
	Province of Manttoba	2.100	09/06/22	162
	Province of New Brunswick	5.200	02/21/17	227
	Province of Ontario CA	2.950	02/05/15	20
	Province of Ontario CA	4.500	02/03/15	30
	Sinochem Overseas Capital	4.500	11/12/20	50
	Webster Financial	4.375	02/05/24	1,862
	Willis Group Holdings	5.750	03/15/21	643
	WPP	3.625	09/07/22	810
	Xstrata	4.950	11/15/21	3,000

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
TD Securities	Bank of Montreal	2.625%	01/25/16	$10,324
	Bank of Nova Scotia	1.750	03/22/17	5,755
	Caisse Cenrale Desjarins	2.550	03/24/17	2,279
	Canaduan Imperial Bank	2.750	01/27/16	385
	National Australia Bank	2.125	01/27/16	385
	Province Nova Scotia	8.750	04/01/22	60
	Royal Bank	2.000	10/01/19	3,691
	Time Warner Inc.	2.100	06/01/19	1,748
	Verizon Communications	2.625	02/21/20	2,960
	Westpac Banking	2.000	05/21/20	3,100
	Westpac Banking	1.375	07/17/15	200

Percentages are based on Net Assets of $ 5,575,861 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by major bank.

(E)	Tri-Party Repurchase Agreement

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

14	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 51.9%
U.S. Treasury Bills (A)
0.050%, 03/05/15	$2,315	$2,314
0.045%, 03/19/15	1,441	1,441
U.S. Treasury Notes
0.089%, 11/04/14 (B)	5,295	5,295
0.065%, 11/04/14 (B)	960	960
0.090%, 11/05/14 (B)	4,065	4,065
0.375%, 11/15/14	4,915	4,916
2.125%, 11/30/14 to 05/31/15	6,760	6,804
0.250%, 11/30/14 to 02/28/15	80,354	80,390
2.625%, 12/31/14	3,835	3,851
0.125%, 12/31/14 to 04/30/15	6,730	6,731
2.250%, 01/31/15	26,220	26,361
11.250%, 02/15/15	1,325	1,368
4.000%, 02/15/15	8,711	8,810
2.375%, 02/28/15	23,639	23,819
2.500%, 04/30/15	5,235	5,298

Total U.S. Treasury Obligations (Cost $182,423) ($ Thousands)		182,423

REPURCHASE AGREEMENTS (D) — 48.0%
Bank of Nova Scotia 0.070% dated 08/25/14, to be repurchased on 11/24/14, repurchase price $3,575,633 (collateralized by U.S. Treasury Notes, ranging in par value $500 - $1,464,300, 0.625% - 4.250%, 08/15/15 - 01/15/25, with total market value of $3,647,048) (C)	3,575	3,575
Bank of Nova Scotia 0.090% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,000,150 (collateralized by U.S. Treasury Notes, ranging in par value $3,362,134 - $6,047,700, 0.125% - 2.125%, 04/15/14 - 07/15/22, with total market value of $20,400,153)	20,000	20,000
Barclays 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $19,000,127 (collateralized by U.S. Treasury Notes, par value $18,653,300, 0.625%, 01/15/24, with total market value of $19,380,155)	19,000	19,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citibank 0.090% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $19,000,143 (collateralized by U.S. Treasury Notes, ranging in par value $242,800 - $7,716,000, 0.250% - 2.250%, 04/30/14 - 08/15/16, with total market value of $19,380,196)	$19,000	$19,000
Goldman Sachs 0.030% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $19,323,048 (collateralized by U.S. Treasury Notes, par value $18,921,300, 0.125%, 04/15/18, with total market value of $19,709,576)	19,323	19,323
JPMorgan 0.090%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,002,690 (collateralized by U.S. Treasury Notes, par value $15,935,000, 0.070%, 12/01/14, with total market value of $20,402,745)	20,000	20,000
RBC Capital 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,000,133 (collateralized by U.S. Treasury Notes, ranging in par value $3,639,300 - $12,466,200, 0.125% - 1.500%, 04/15/17 - 03/31/19, with total market value of $20,400,225)	20,000	20,000
TD Securities 0.090% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,000,150 (collateralized by U.S. Treasury Notes, ranging in par value $4,600,000 - $10,090,000, 0.375% - 1.375%, 01/31/16 - 02/28/19, with total market value of $20,400,156)	20,000	20,000
Wells Fargo 0.080% dated 09/12/14, to be repurchased on 12/15/14, repurchase price $3,000,627 (collateralized by U.S. Treasury Notes, par value $3,010,100, 1.750%, 07/31/15, with total market value of $3,060,414) (C)	3,000	3,000

15	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.080% dated 09/12/14, to be repurchased on 12/11/14, repurchase price $5,001,000 (collateralized by U.S. Treasury Notes, par value $5,016,800, 1.750%, 07/31/15, with total market value of $5,100,656) (C)	$5,000	$5,000
Wells Fargo 0.080% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,000,133 (collateralized by U.S. Treasury Notes, par value $20,064,800, 1.750%, 07/31/15, with total market value of $20,400,183)	20,000	20,000

Total Repurchase Agreements (Cost $168,898) ($ Thousands)		168,898

Total Investments — 99.9% (Cost $351,321) ($ Thousands)†		$351,321

Percentages are based on Net Assets of $351,812 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2014 was $11,575 ($ Thousands) and represented 3.3% of Net Assets.

(D)	Tri-Party Repurchase Agreement.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

16	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.006%, 11/06/14	$221,835	$221,835
0.012%, 01/02/15	45,750	45,749
0.020%, 01/08/15	5,000	5,000
0.014%, 01/15/15	25,000	24,999
0.050%, 03/05/15	4,295	4,294
U.S. Treasury Notes
0.089%, 11/04/14 (B)	10,205	10,205
0.065%, 11/04/14 (B)	2,000	2,000
0.090%, 11/05/14 (B)	6,614	6,614
0.375%, 11/15/14	32,000	32,004
2.125%, 11/30/14 to 05/31/15	62,480	62,615
0.250%, 11/30/14 to 02/28/15	150,035	150,098
2.250%, 01/31/15	33,380	33,560
11.250%, 02/15/15	2,700	2,787
4.000%, 02/15/15	39,695	40,146
2.375%, 02/28/15	38,695	38,989
2.500%, 04/30/15	10,135	10,258
0.125%, 04/30/15	2,345	2,346

Total U.S. Treasury Obligations (Cost $693,499) ($ Thousands)		693,499

Total Investments — 99.8% (Cost $693,499) ($ Thousands)†		$693,499

Percentages are based on Net Assets of $694,956 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

17	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CORPORATE OBLIGATIONS — 42.0%

Consumer Discretionary — 1.4%
Autozone
1.300%, 01/13/17	$350	$351
NBCUniversal Enterprise
0.916%, 01/15/15 (A) (B)	575	580
0.768%, 01/15/15 (A) (B)	445	447
Newell Rubbermaid
2.000%, 06/15/15	450	453
Thomson Reuters
1.650%, 09/29/17	300	301
0.875%, 05/23/16	350	350
Time Warner Cable
5.850%, 05/01/17	400	442
TRW Automotive
7.250%, 03/15/17 (B)	270	297
Whirlpool
1.350%, 03/01/17	335	334

		3,555

Consumer Staples — 1.7%
Anheuser-Busch InBev Finance
0.640%, 11/02/14 (A)	350	350
BAT International Finance PLC
1.400%, 06/05/15 (B)	945	949
CVS Caremark
1.200%, 12/05/16	340	341
Heineken
0.800%, 10/01/15 (B)	375	375
Kroger
0.758%, 01/17/15 (A)	600	601
Mondelez International
0.760%, 11/01/14 (A)	450	451
Philip Morris International
2.500%, 05/16/16	500	514
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
0.930%, 11/01/14 (A) (B)	650	655

		4,496

Energy — 2.5%
BP Capital Markets PLC
0.743%, 11/10/14 (A)	750	751
0.700%, 11/06/15	410	411
CNOOC Nexen Finance, Ser 2014
1.625%, 04/30/17	450	449
Devon Energy
0.774%, 12/15/14 (A)	500	502
Enbridge
0.684%, 12/02/14 (A)	540	540
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Hess
1.300%, 06/15/17	300	298
Petrobras Global Finance
1.853%, 11/20/14 (A)	325	325

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Petrobras Global Finance BV
2.595%, 12/17/14 (A)	$800	$803
Schlumberger Norge
1.250%, 08/01/17 (B)	145	145
Shell International Finance BV
0.444%, 11/15/14 (A)	850	852
Statoil
0.694%, 11/08/14 (A)	550	553
Total Capital Canada
0.611%, 01/17/15 (A)	180	181
Total Capital International
0.803%, 11/12/14 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/16	350	350

		6,609

Financials — 26.7%
Abbey National Treasury Services PLC
0.744%, 12/13/14 (A)	1,610	1,616
ABN AMRO Bank
1.033%, 12/08/14 (A) (B)	400	403
0.643%, 12/08/14 (A) (B)	800	799
American Express Credit
0.784%, 12/18/14 (A)	300	301
American Express Credit MTN
1.125%, 06/05/17	600	597
American Honda Finance
0.610%, 11/26/14 (A) (B)	815	818
Australia & New Zealand Banking Group
0.794%, 11/15/14 (A)	375	377
0.609%, 01/10/15 (A) (B)	300	301
Banco Santander Chile
1.130%, 01/15/15 (A) (B)	500	498
Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	1,300	1,300
Bank of America
1.500%, 10/09/15	510	514
1.271%, 01/15/15 (A)	750	759
Bank of America MTN
1.700%, 08/25/17	200	200
1.053%, 01/15/15 (A)	200	201
0.845%, 11/25/14 (A)	700	700
Bank of Montreal
0.480%, 01/14/15 (A)	250	250
Bank of Montreal MTN
0.831%, 01/09/15 (A)	500	503
Bank of New York Mellon MTN
0.673%, 12/06/14 (A)	350	351
0.463%, 12/06/14 (A)	100	100
Bank of Nova Scotia
1.300%, 07/21/17	400	399
0.751%, 01/15/15 (A)	670	674
0.675%, 12/11/14 (A)	400	401
Bank of Tokyo-Mitsubishi
0.685%, 11/26/14 (A) (B)	440	441

18	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (B)	$325	$324
0.842%, 12/08/14 (A) (B)	200	201
0.543%, 12/08/14 (A) (B)	325	324
Barclays Bank PLC
0.811%, 11/19/14 (A)	600	601
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	554
BB&T MTN
1.094%, 12/15/14 (A)	380	385
0.900%, 11/01/14 (A)	350	353
BNP Paribas MTN
0.825%, 12/12/14 (A)	550	552
BPCE MTN
1.083%, 11/10/14 (A)	700	706
Branch Banking & Trust
0.664%, 12/01/14 (A)	760	763
Capital One Bank USA
1.300%, 06/05/17	500	498
1.200%, 02/13/17	500	498
Capital One Financial
1.000%, 11/06/15	810	812
Chartered PLC
0.573%, 12/08/14	500	499
Citigroup
1.250%, 01/15/16	1,085	1,090
1.003%, 01/08/15 (A)	700	703
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.714%, 11/24/14 (A)	550	552
Credit Agricole
1.083%, 01/03/15 (A) (B)	1,150	1,159
Credit Suisse MTN
1.375%, 05/26/17	380	379
Credit Suisse NY MTN
0.535%, 12/11/14 (A)	960	959
Credit Suisse USA
5.375%, 03/02/16	450	477
Daimler Finance North America LLC
1.375%, 08/01/17 (B)	535	534
1.250%, 01/11/16 (B)	610	613
1.100%, 11/01/14 (A) (B)	400	407
0.920%, 11/01/14 (A) (B)	910	917
Deutsche Bank
1.350%, 05/30/17	650	646
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	242
Export-Import Bank of Korea
0.980%, 01/14/15 (A)	450	452
Fifth Third Bank
1.350%, 06/01/17	750	750
0.645%, 11/26/14 (A)	790	792
Ford Motor Credit LLC
1.724%, 12/06/17	350	348
1.500%, 01/17/17	520	519
1.483%, 11/09/14 (A)	220	223
1.065%, 12/12/14 (A)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)
General Electric Capital
0.945%, 11/01/14 (A)	$250	$252
General Electric Capital MTN
1.250%, 05/15/17	750	752
Goldman Sachs Group
3.625%, 02/07/16	505	521
1.433%, 01/30/15 (A)	500	508
0.683%, 12/22/14 (A)	1,455	1,454
Goldman Sachs Group MTN
1.334%, 11/15/14 (A)	400	404
HSBC Bank PLC
0.874%, 11/15/14 (A) (B)	500	504
HSBC USA
2.375%, 02/13/15	330	332
1.300%, 06/23/17	890	892
Hyundai Capital America
1.875%, 08/09/16 (B)	165	167
1.625%, 10/02/15 (B)	685	690
ING Bank
1.874%, 01/02/15 (A) (B)	850	861
0.925%, 01/02/15 (A) (B)	300	300
ING US
2.900%, 02/15/18	350	360
Intesa Sanpaolo
3.125%, 01/15/16	350	357
JPMorgan Chase
1.134%, 01/25/15 (A)	500	506
0.863%, 01/28/15 (A)	500	501
JPMorgan Chase MTN
0.855%, 11/25/14 (A)	1,090	1,094
KeyBank
0.725%, 11/25/14 (A)	700	702
KFW
2.000%, 06/01/16	950	973
Korea Development Bank
0.857%, 01/22/15 (A)	1,255	1,258
Macquarie Group
1.233%, 01/30/15 (A) (B)	350	354
Manufacturers & Traders Trust
1.400%, 07/25/17	450	451
0.533%, 12/07/14 (A)	660	660
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	219
0.609%, 01/10/15 (A) (B)	1,610	1,617
Mizuho Bank
0.684%, 12/25/14 (A) (B)	580	580
Morgan Stanley
1.485%, 11/25/14 (A)	1,320	1,336
1.083%, 01/24/15 (A)	400	403
Morgan Stanley MTN
5.950%, 12/28/17	140	157
National Rural Utilities Cooperative Finance MTN
0.535%, 11/23/14 (A)	600	602
New York Life Global Funding
0.581%, 01/23/15 (A) (B)	550	553

19	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nissan Motor Acceptance
4.500%, 01/30/15 (B)	$320	$323
0.935%, 12/26/14 (A) (B)	800	805
0.784%, 12/04/14 (A) (B)	245	246
Nordea Bank
1.250%, 04/04/17 (B)	600	600
PNC Bank
0.553%, 01/29/15 (A)	700	700
Pricoa Global Funding I MTN
0.381%, 11/16/14 (A) (B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	368
1.000%, 12/11/15 (B)	530	533
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	300
Province of Ontario Canada
1.600%, 09/21/16	1,400	1,422
Prudential Financial MTN
1.014%, 11/01/14 (A)	500	504
Rabobank MTN
2.125%, 10/13/15	880	894
Royal Bank of Canada MTN
1.200%, 01/23/17	400	401
0.850%, 03/08/16	990	992
0.561%, 01/23/15 (A)	450	451
Royal Bank of Scotland Group PLC
1.875%, 03/31/17	300	301
Societe Generale
1.315%, 11/14/14 (A)	450	458
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	251
0.659%, 01/10/15 (A)	500	500
SunTrust Bank
0.674%, 11/15/14 (A)	300	300
Svenska Handelsbanken
0.703%, 12/25/14 (A)	700	703
Synchrony Financial
1.875%, 08/15/17	255	256
Toronto-Dominion Bank MTN
0.478%, 11/02/14 (A)	400	400
Toyota Motor Credit MTN
1.125%, 05/16/17	500	499
Travelers
6.250%, 06/20/16	467	507
UBS MTN
5.875%, 12/20/17	550	620
Union Bank
0.985%, 12/26/14 (A)	250	252
Ventas Realty‡
1.550%, 09/26/16	550	554
1.250%, 04/17/17	140	140
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	498
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	260
0.671%, 11/20/14 (A) (B)	775	778

Description	Face Amount ($ Thousands)	Value ($ Thousands)
WEA Finance LLC
1.750%, 09/15/17 (B)	$235	$236
Wells Fargo MTN
1.150%, 06/02/17	650	648
0.761%, 01/20/15 (A)	990	994
Westpac Banking
1.200%, 05/19/17	275	275
0.838%, 01/17/15 (A)	325	327

		70,576

Health Care — 2.5%
Actavis Funding SCS
1.300%, 06/15/17 (B)	450	443
Amgen
2.125%, 05/15/17	500	510
0.615%, 11/22/14 (A)	1,150	1,152
Bayer US Finance LLC
0.510%, 01/06/15 (A) (B)	600	600
0.482%, 01/07/15 (A) (B)	400	400
Express Scripts Holding
1.250%, 06/02/17	600	596
GlaxoSmithKline Capital
0.700%, 03/18/16	844	846
McKesson
1.292%, 03/10/17	410	409
0.950%, 12/04/15	235	236
Mylan
1.350%, 11/29/16	400	401
Providence Health & Services Obligated Group
1.035%, 01/01/15 (A)	700	702
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
WellPoint
1.250%, 09/10/15	210	211

		6,671

Industrials — 1.8%
Air Lease
4.500%, 01/15/16	300	310
2.125%, 01/15/18	230	227
Canadian National Railway
0.437%, 11/06/14 (A)	1,000	1,001
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	399
Norfolk Southern
5.750%, 01/15/16	980	1,037
PACCAR Financial MTN
1.100%, 06/06/17	325	324
Pentair Finance
1.350%, 12/01/15	285	286
Precision Castparts
0.700%, 12/20/15	145	145
Rockwell Collins
0.584%, 12/15/14 (A)	690	691

		4,634

20	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Information Technology — 0.7%
Fidelity National Information Services
1.450%, 06/05/17	$170	$170
Hewlett-Packard
3.000%, 09/15/16	450	465
1.170%, 01/14/15 (A)	500	498
TSMC Global
0.950%, 04/03/16 (B)	325	325
Western Union
2.375%, 12/10/15	85	86
1.234%, 11/01/14 (A)	275	276

		1,820

Materials — 1.6%
Glencore Funding LLC
1.398%, 11/27/14 (A) (B)	700	704
Monsanto
1.150%, 06/30/17	500	498
0.437%, 11/07/14 (A)	710	709
Rio Tinto Finance USA PLC
1.075%, 12/17/14 (A)	955	963
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	908
Yara International
5.250%, 12/15/14 (B)	350	352

		4,134

Telecommunications — 1.4%
AT&T
0.608%, 11/12/14 (A)	1,350	1,353
British Telecommunications PLC
1.250%, 02/14/17	270	269
Verizon Communications
1.984%, 12/14/14 (A)	470	492
1.764%, 12/15/14 (A)	410	419
1.350%, 06/09/17	600	599
0.632%, 12/09/14 (A)	560	560
Vodafone Group PLC
0.617%, 11/19/14 (A)	100	100

		3,792

Utilities — 1.4%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	550
Duke Energy
0.613%, 01/03/15 (A)	1,190	1,194
Duke Energy Progress
0.433%, 12/06/14 (A)	180	180
Exelon
4.900%, 06/15/15	350	359
Georgia Power
0.625%, 11/15/15	700	700
NextEra Energy Capital Holdings
1.339%, 09/01/15	300	302
Southern
1.300%, 08/15/17	310	309

		3,594

Total Corporate Obligations (Cost $109,533) ($ Thousands)		109,881

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ASSET-BACKED SECURITIES — 30.4%

Automotive — 17.9%
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A3
0.570%, 08/20/15	$29	$29
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/16	368	369
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	482
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.603%, 11/15/14 (A)	310	310
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	827
Ally Master Owner Trust, Ser 2013-2, Cl A
0.603%, 11/15/14 (A)	750	751
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.623%, 11/15/14 (A)	350	350
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.553%, 11/15/14 (A)	1,350	1,347
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	635
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (B)	80	80
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	141	142
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	115	116
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	117	117
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/16	223	223
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	416	416
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	490
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	300	301

21	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/16	$360	$360
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 11/26/14 (A)	115	115
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.703%, 11/15/14 (A) (B)	33	33
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.453%, 11/15/14 (A) (B)	655	655
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	162	163
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	275	275
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	753	759
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.534%, 11/20/14 (A)	295	295
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	190	191
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	325	325
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	464	466
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	81	81
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	121
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	27	27
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.406%, 11/07/14 (A) (B)	336	339
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 11/07/14 (A) (B)	593	595
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.603%, 11/07/14 (A) (B)	183	184
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.576%, 11/07/14 (A) (B)	685	685
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/16 (B)	150	150

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.753%, 11/15/14 (A) (B)	$425	$426
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	880	884
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	288	288
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	366
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	416
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/17 (B)	117	117
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.830%, 08/15/17 (B)	493	493
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	126	126
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	422	422
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	350	351
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	161	161
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	111	111
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	1,101	1,105
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19 (B)	300	300
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/17 (B)	125	125
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	303	303
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18 (B)	825	825
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	50	50

22	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	$615	$617
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/17	600	609
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	480
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	618
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.534%, 11/15/14 (A)	1,695	1,697
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.624%, 11/15/14 (A)	310	311
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.503%, 11/15/14 (A)	375	375
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.727%, 11/20/14 (A)	598	599
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.647%, 11/30/14 (A)	480	480
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.597%, 11/20/14 (A)	1,405	1,407
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.597%, 11/20/14 (A)	1,030	1,030
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,142
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	135	135
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.202%, 11/10/14 (A) (B)	765	767
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	179	179
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/16 (B)	313	313
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	1,075	1,081
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	150	150

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/17	$200	$200
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	361
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.423%, 11/15/14 (A) (B)	820	820
Motor PLC, Ser 2013-1A, Cl A1
0.652%, 11/15/14 (A) (B)	134	134
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.623%, 11/15/14 (A)	1,240	1,242
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.454%, 11/15/14 (A)	495	495
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	311
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/17 (B)	254	255
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	446	447
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	250	251
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	862	862
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/17	200	203
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	430	445
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	650	652
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
1.330%, 05/15/17	132	132
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	485	487
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	86	86
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.534%, 11/16/14 (A)	109	109
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	250	250
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/17 (B)	300	303

23	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
SMART Trust, Ser 2011-4USA
0.002%, 11/14/14	$340	$342
SMART Trust, Ser 2014-1US, Cl A2B
0.454%, 11/14/14 (A)	855	855
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	52	52
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	352	352
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/18	425	425
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	478	478
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/18	700	702
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.507%, 11/20/14 (A) (B)	700	700
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 11/20/14 (B)	350	350
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	240	240
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	440	441
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17 (B)	345	345
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	635	635
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/23 (B)	250	250
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.504%, 11/15/14 (A) (B)	555	556

		47,146

Credit Card — 4.2%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/18	675	676
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
BA Credit Card Trust, Ser 2014-A1, Cl A
0.534%, 11/13/14 (A)	650	649
BA Credit Card Trust, Ser 2014-A3, Cl A
0.443%, 11/15/14 (A)	715	715

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.514%, 11/15/14 (A)	$320	$320
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.803%, 11/15/14 (A) (B)	210	211
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.504%, 11/15/14 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.403%, 11/15/14 (A)	450	447
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/17	200	200
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,241
Chase Issuance Trust, Ser 2014-A6, Cl A
1.260%, 07/15/19	400	401
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/18	250	250
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	500	503
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	415
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	651
Citibank Omni Master Trust, Ser 2009- A17, Cl A17
4.900%, 11/15/18 (B)	1,000	1,002
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	260	261
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/17	325	325
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	591
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	576
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360

		10,984

24	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Miscellaneous Business Services — 7.2%
Apidos CDO, Ser 2013-12A, Cl A
1.334%, 11/02/14 (A) (B)	$600	$587
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.403%, 01/17/15 (A) (B)	335	334
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-SD2, Cl 2A1
0.812%, 11/25/14 (A)	197	197
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.710%, 11/03/14 (A) (B)	500	499
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/26 (A) (B)	600	596
CIFC Funding, Ser 2013-1A, Cl A1
1.383%, 01/16/15 (A) (B)	485	477
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	59	59
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	752	753
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	1,025	1,025
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	500	500
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.584%, 01/18/15 (A) (B)	250	247
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	145	145
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/16	105	105
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/15 (B)	113	113
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	401
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	219	219
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	625	629
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/46 (B)	405	405
HLSS Servicer Advance Receivables Backed Notes, Ser 2014-T1, Cl AT1
1.244%, 01/17/45 (B)	669	669
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 01/18/15 (A) (B)	290	290
ING IM CLO, Ser 2014-1RA, Cl A2R
2.084%, 01/02/15 (A) (B)	500	495

Description	Face Amount ($ Thousands)	Value ($ Thousands)
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/19	$580	$580
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	190	190
Limerock CLO II, Ser 2014-2A, Cl A
1.734%, 11/18/14 (A) (B)	500	499
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.533%, 12/24/14 (A) (B)	420	412
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17 (B)	383	387
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	358	359
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	559
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.405%, 11/25/14 (A)	1,596	1,596
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.375%, 11/25/14 (A)	34	34
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.701%, 12/11/14 (A) (B)	405	403
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27 (B)	230	230
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.354%, 01/21/15 (A) (B)	360	354
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.353%, 01/17/15 (A) (B)	550	538
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.154%, 11/22/14 (A) (B)	325	324
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.384%, 11/24/14 (A) (B)	425	425
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.304%, 01/25/15 (A)	143	143
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.334%, 01/25/15 (A)	210	209
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.234%, 01/25/15 (A)	122	121
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.434%, 01/25/15 (A)	24	24
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.153%, 11/15/14 (A) (B)	88	89

25	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.003%, 11/15/14 (A) (B)	$282	$283
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.352%, 11/25/14 (A)	11	11
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.312%, 11/26/14 (A)	174	174
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.302%, 11/25/14 (A)	67	67
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	446
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.382%, 11/25/14 (A) (B)	663	658
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.302%, 11/25/14 (A)	173	171
Symphony CLO VIII, Ser 2014-8AR, Cl BR
1.985%, 12/25/14 (A) (B)	475	472

		18,503

Mortgage Related — 1.1%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.835%, 11/27/14 (A)	250	245
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.872%, 11/27/14 (A)	350	344
Ameriquest Mortgage Securities Asset- Backed Pass-Through, Ser 2005-R3, Cl A1B
0.412%, 11/25/14 (A)	178	177
Bear Stearns Asset-Backed-Securities I Trust, Ser 2005-HE3, Cl M2
1.175%, 11/25/14 (A)	415	411
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.317%, 11/20/14 (A)	1,086	1,079
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.307%, 11/20/14 (A)	—	—
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.397%, 11/20/14 (A)	—	—
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.887%, 11/25/14 (A)	268	267
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.522%, 11/25/14 (A) (B)	59	58

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Option One Mortgage Loan Trust Asset- Backed Certificates, Ser 2005-4, Cl A3
0.412%, 11/25/14 (A)	$69	$68
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.652%, 11/25/14 (A)	245	241

		2,890

Total Asset-Backed Securities (Cost $79,559) ($ Thousands)		79,523

MORTGAGE-BACKED SECURITIES — 20.3%

Agency Mortgage-Backed Obligations — 6.0%
FHLMC
5.000%, 12/01/18 to 06/01/26	354	375
4.500%, 09/01/26	85	90
4.000%, 05/01/19 to 04/01/20	616	654
2.215%, 11/01/14 (A)	134	139
2.167%, 11/01/14 (A)	113	119
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	90	94
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1	1
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	10	10
FHLMC REMIC, Ser 2009-3570, Cl A
4.500%, 11/01/14	113	120
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	89	90
FNMA
6.000%, 01/01/27	78	88
5.000%, 04/01/20 to 03/01/25	1,393	1,500
2.340%, 11/01/14 (A)	21	22
2.261%, 11/01/14 (A)	33	34
2.245%, 11/01/14 (A)	14	14
2.112%, 11/01/14 (A)	103	109
2.090%, 11/01/14 (A)	41	43
2.039%, 11/01/14 (A)	58	61
1.990%, 01/01/17	480	479
1.940%, 01/01/17	549	552
1.275%, 11/01/14 (A)	18	19
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	35	39
FNMA REMIC, Ser 2001-33, Cl FA
0.602%, 11/25/14 (A)	26	27
FNMA REMIC, Ser 2002-64, Cl FG
0.407%, 11/18/14 (A)	27	27
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	171	179
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	123	128
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	29	30
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	150	159
FNMA REMIC, Ser 2011-6, Cl BA
2.750%, 06/25/20	225	232

26	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA TBA
3.500%, 11/01/40	$850	$898
3.000%, 11/25/26	4,200	4,356
GNMA
4.500%, 09/20/39 (A)	145	154
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	110	115
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	46	47
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	363	377
GNMA, Ser 2010-43, Cl JA
3.000%, 09/20/37	311	318
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	165	169
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	450	460
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	250	252
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	78	79
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.603%, 11/04/14 (A)	656	660
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	18	18
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.526%, 11/06/14 (A)	213	214
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.606%, 11/04/14 (A)	510	513
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.556%, 11/09/14 (A)	279	280
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.552%, 11/09/14 (A)	652	654
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.559%, 11/05/14 (A)	391	391
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.536%, 11/07/14 (A)	345	346

		15,735

Non-Agency Mortgage-Backed Obligations — 14.3%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.954%, 11/15/14 (A) (B)	150	150
Banc of America Merrill Lynch Commercial Mortgage, Ser 2, Cl A5
4.857%, 07/10/43 (A)	488	493
Banc of America Merrill Lynch Commercial Mortgage, Ser 4, Cl A5A
4.933%, 07/10/45	645	657

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.636%, 11/01/14 (A) (B)	$343	$317
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.798%, 11/01/14 (A) (B)	41	38
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.973%, 11/01/14 (A) (B)	106	83
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.592%, 11/01/14 (A) (B)	145	134
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.581%, 11/01/14 (A) (B)	251	225
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	7	7
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	440	453
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	476	481
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/42	76	78
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 11/01/14 (A)	382	383
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-TOP20, Cl A4A
5.288%, 11/01/14 (A)	450	462
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	286	303
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.600%, 11/01/14 (A)	445	463
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR6, Cl A6
4.825%, 11/11/41	16	16
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR7, Cl A3
5.116%, 02/11/41 (A)	264	265
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.480%, 11/01/14 (A)	380	395
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	575	615

27	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/01/14 (A)	$533	$585
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/43	413	413
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	270	270
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.904%, 11/15/14 (A) (B)	450	450
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.577%, 11/01/14 (A) (B)	58	58
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.695%, 11/01/14 (A) (B)	223	204
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	499	506
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	204	204
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	188	188
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	309	308
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	224	225
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	968	974
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	190	191
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.954%, 11/15/14 (A) (B)	845	844
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.692%, 11/25/14 (A) (B)	31	29
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.528%, 11/01/14 (A) (B)	189	157
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	388	412
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	764	787
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.703%, 11/01/14 (A) (B)	189	189

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 11/01/14 (A) (B)	$166	$166
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.002%, 11/25/14 (A) (B)	442	437
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.102%, 11/25/14 (A) (B)	221	217
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.102%, 11/25/14 (A) (B)	272	267
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.352%, 11/25/14 (A) (B)	610	603
GE Capital Commercial Mortgage, Ser C3, Cl A7A
4.974%, 11/01/14 (A)	500	508
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.490%, 11/01/14 (A)	1,070	1,094
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.980%, 11/01/14 (A) (B)	237	222
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.239%, 11/20/14 (A) (B)	609	604
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.237%, 11/22/14 (A) (B)	647	642
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.337%, 11/20/14 (A) (B)	79	78
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.297%, 11/20/14 (A) (B)	83	82
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.357%, 11/20/14 (A) (B)	94	93
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	727	754
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	213	212
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	141	141
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	216	216
GS Mortgage Securities Trust, Ser 2011- GC5, Cl A1
1.468%, 08/10/44	118	119
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.738%, 11/01/14 (A) (B)	285	253

28	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.742%, 11/01/14 (A) (B)	$330	$309
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.714%, 11/01/14 (A) (B)	266	219
Hilton USA Trust, Ser HLF, Cl AFL
1.156%, 01/14/15 (A) (B)	225	225
Hilton USA Trust, Ser ORL, Cl A
1.056%, 11/15/14 (A) (B)	1,000	1,000
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.912%, 11/25/14 (A) (B)	76	69
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.672%, 11/03/14 (A) (B)	85	78
Impac CMB Trust, Ser 2005-3, Cl A1
0.632%, 11/25/14 (A) (B)	77	68
Impac CMB Trust, Ser 2005-5, Cl A1
0.792%, 11/25/14 (A) (B)	62	55
Impac CMB Trust, Ser 2005-8, Cl 1A
0.412%, 11/25/14 (A) (B)	204	170
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 11/01/14 (A)	1,033	1,050
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 11/01/14 (A)	566	578
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
6.058%, 11/01/14 (A)	180	190
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.300%, 11/15/14 (A) (B)	875	875
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.353%, 11/01/14 (A) (B)	375	376
JPMorgan Chase Commercial Mortgage Securities Trust, Ser CB11, Cl A4
5.335%, 08/12/37 (A)	347	348
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	251	253
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	90	90
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	192	193
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl A5
4.878%, 01/15/42	392	392
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.534%, 11/01/14 (A) (B)	152	148

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.538%, 11/01/14 (A) (B)	$173	$147
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/30 (A)	230	234
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.422%, 11/25/14 (A) (B)	80	77
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 11/01/14 (A)	424	439
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.828%, 11/01/14 (A) (B)	293	245
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	116	124
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	119	118
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	603	609
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	297	301
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	277	278
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	449	456
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	346	346
MortgageIT Trust, Ser 2005-5, Cl A1
0.412%, 11/25/14 (A) (B)	283	260
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.552%, 11/25/14 (A) (B)	18	18
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.412%, 11/25/14 (A) (B)	443	443
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.454%, 11/15/14 (A) (B)	118	111
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.344%, 01/19/15 (A) (B)	282	264
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.876%, 11/01/14 (A) (B)	224	188
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.427%, 11/20/14 (A) (B)	36	35

29	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.781%, 01/22/15 (A) (B)	$300	$302
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A) (B)	280	279
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	306	304
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	469	472
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.240%, 11/01/14 (A)	284	291
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.449%, 11/01/14 (A)	278	287
Wachovia Bank Commercial Mortgage Trust, Ser C17, Cl A4
5.083%, 03/15/42 (A)	352	354
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.332%, 11/01/14 (A) (B)	318	294
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	309	308
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 11/01/14 (A) (B)	139	138
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 11/01/14 (A) (B)	264	256
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.494%, 11/01/14 (A) (B)	164	152
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (B)	385	388
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.791%, 02/15/44 (B)	920	945
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	326	327
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	659	658
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	129	130
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	381	381

Description	Face Amount ($ Thousands)	Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	$159	$160

		37,525

Total Mortgage-Backed Securities (Cost $53,982) ($ Thousands)		53,260

MUNICIPAL BONDS — 6.4%

California — 0.3%
California State, Higher Education Authority, GO
5.450%, 04/01/15	355	362
University of California, Ser Y-1, RB
0.657%, 11/01/14 (A)	490	491

		853

Florida — 0.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	626

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	271
Illinois State, Ser B, GO
1.780%, 04/01/16	300	302

		573

Indiana — 0.1%
Indiana, Bond Bank, Ser C, RB
0.589%, 07/15/15	325	325

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	409

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	525

Michigan — 0.5%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	750	751
Wayne County, Airport Authority, Ser A, GO
5.000%, 12/01/14	490	492

		1,243

New Jersey — 1.9%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	500
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,662

30	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	$1,250	$1,245
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	625	635

		5,042

New York — 0.2%
City of New York, Ser D-2, GO
3.250%, 12/01/14	295	295
Nassau County, Ser A, GO
2.000%, 03/16/15	340	342

		637

Ohio — 0.5%
Hamilton County, Ohio Sewer System Revenue, RB
0.803%, 12/01/15	1,200	1,205

Oregon — 0.1%
Oregon, School Boards Association, Ser A, GO
1.100%, 06/30/15 (C)	300	299

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
1.028%, 11/01/14 (A)	935	935

Texas — 1.1%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,595	1,598
City of El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	455
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	735	746

		2,799

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	610	609

Wisconsin — 0.3%
Wisconsin State, Transportation Authority, Ser A, RB
0.798%, 05/01/15	780	782

Total Municipal Bonds (Cost $16,859) ($ Thousands)		16,862

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB
0.157%, 11/19/14 (A)	1,100	1,100
FHLB
0.700%, 09/29/16	400	399
1.850%, 11/17/17	1,000	1,001

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC
0.800%, 11/07/16 to 11/18/16	$900	$899

Total U.S. Government Agency Obligations (Cost $3,406) ($ Thousands)		3,399

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Notes
0.065%, 11/04/14 (A)	1,200	1,200

Total U.S. Treasury Obligation (Cost $1,200) ($ Thousands)		1,200

REPURCHASE AGREEMENT (D) — 0.9%
BNP Paribas 0.130% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $2,400,026 (collateralized by various FMAC, FNMA, and GNMA obligations, ranging in par value $6,748 - $8,002,022, 3.000% - 7.000%, 06/01/16 - 09/01/44, with total market value of $2,674,708)	2,400	2,400

Total Repurchase Agreement (Cost $2,400) ($ Thousands)		2,400

Total Investments — 101.5% (Cost $266,939) ($ Thousands)†		$266,525

A list of the open futures contracts held by the Fund at October 31, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(30)	Dec-2014	$(24)
U.S. 2-Year Treasury Note	(9)	Dec-2014	(6)
U.S. 5-Year Treasury Note	3	Dec-2014	(2)
U.S. Long Treasury Bond	(3)	Dec-2014	(6)

			$(38)

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $261,727 ($ Thousands).

‡	Real Estate Investment Trust.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

31	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2014

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $266,939, and the unrealized appreciation and depreciation were $700 ($ Thousands) and ($1,114) ($ Thousands) respectively.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$109,881	$—	$109,881
Asset-Backed Securities	—	79,523	—	79,523
Mortgage-Backed Securities	—	53,260	—	53,260
Municipal Bonds	—	16,862	—	16,862
U.S. Government Agency Obligations	—	3,399	—	3,399
Repurchase Agreement	—	2,400	—	2,400
U.S. Treasury Obligation	—	1,200	—	1,200

Total Investments in Securities	$—	$266,525	$—	$266,525

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(38)	$—	$—	$(38)

Total Other Financial Instruments	$(38)	$—	$—	$(38)

*	Futures Contracts are valued at the net unrealized (depreciation) on the instruments.

As of October 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

32	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.0%
FHLMC
0.875%, 02/22/17 (C)	$70,815	$71,051
FNMA
1.250%, 09/28/16	65,475	66,365
1.250%, 01/30/17	60,125	60,824
0.875%, 05/21/18	35,400	34,850

Total U.S. Government Agency Obligations (Cost $232,262) ($ Thousands)		233,090

U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Notes
4.500%, 11/15/15	97,375	101,719
0.875%, 04/30/17	118,065	118,452
1.500%, 01/31/19	9,075	9,091

Total U.S. Treasury Obligations (Cost $228,639) ($ Thousands)		229,262

MORTGAGE-BACKED SECURITIES — 29.1%

Agency Mortgage-Backed Obligations — 29.1%
FHLMC
4.879%, 05/19/17	5,000	5,424
4.500%, 02/01/22 to 06/01/26	10,982	11,724
2.568%, 11/01/14 (A)	5,534	5,721
2.465%, 11/01/14 (A)	29	29
2.438%, 11/01/14 (A)	46	47
2.394%, 11/01/14 (A)	7	7
2.384%, 11/01/14 (A)	12	12
2.375%, 11/01/14 (A)	14	14
2.373%, 11/01/14 (A)	4	4
2.329%, 11/01/14 (A)	1,123	1,184
2.327%, 11/01/14 (A)	40	40
2.310%, 11/01/14 to 11/01/14 (A)	21	21
2.302%, 11/01/14 (A)	3	3
2.278%, 11/01/14 (A)	47	49
2.260%, 11/01/14 (A)	11	11
2.250%, 11/01/14 to 11/01/14 (A)	9	9
2.235%, 11/01/14 (A)	61	62
2.142%, 11/01/14 (A)	13	14
2.125%, 11/01/14 to 11/01/14 (A)	28	30
2.000%, 11/01/14 to 11/01/14 (A)	3	3
1.883%, 05/25/19	6,000	6,003
1.875%, 11/01/14 to 11/01/14 (A)	4	4
1.625%, 11/01/14 to 11/01/14 (A)	7	6
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	506	591
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	428	431
FHLMC REMIC, Ser 2006-3148, Cl CF
0.553%, 11/15/14 (A)	514	517
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	5,815	6,280
FHLMC REMIC, Ser 3153, Cl FX
0.503%, 11/15/14 (A)	202	203

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	$1,600	$1,574
FHLMC, Ser KGRP, Cl A
0.537%, 11/25/14 (A)	6,152	6,146
FNMA
7.000%, 06/01/37	17	19
6.500%, 05/01/26 to 09/01/36	487	562
6.000%, 02/01/23 to 09/01/24	5,210	5,803
5.500%, 06/01/16 to 12/01/25	1,391	1,531
5.300%, 07/01/19	890	967
5.250%, 08/01/24	1,314	1,538
5.140%, 11/01/14 (A)	3,028	3,150
5.090%, 11/01/14 (A)	3,852	4,005
5.000%, 03/01/19 to 04/01/41	4,482	4,979
4.771%, 11/01/14 (A)	6,381	6,477
4.500%, 04/01/26 to 10/01/31	6,172	6,713
4.070%, 04/01/19	1,198	1,292
4.000%, 05/01/26 to 08/01/26	4,454	4,778
3.890%, 01/01/24	1,149	1,247
3.840%, 08/01/21	1,339	1,459
3.800%, 01/01/23	1,981	2,129
3.750%, 06/01/22	1,264	1,363
3.500%, 11/01/21	1,603	1,702
3.470%, 11/01/20	169	180
3.400%, 03/01/22	3,762	3,991
3.270%, 05/01/21	502	527
3.260%, 12/01/20	593	628
3.250%, 04/01/21 to 11/01/21	2,706	2,845
3.050%, 10/01/20	59	62
2.990%, 10/01/17	3,268	3,419
2.830%, 05/01/21	458	470
2.720%, 05/01/21	2,174	2,218
2.515%, 10/01/22	700	697
2.400%, 10/01/22	485	480
2.360%, 06/01/19	1,540	1,571
2.350%, 10/01/22	1,491	1,471
2.343%, 11/01/14 (A)	314	333
2.310%, 10/01/22	2,320	2,283
2.268%, 11/01/14 (A)	26	27
2.250%, 10/01/22 to 10/01/22	5,391	5,284
2.220%, 10/01/22	2,305	2,264
2.112%, 11/01/14 (A)	493	517
2.104%, 11/01/14 (A)	41	43
2.039%, 11/01/14 (A)	221	234
1.964%, 11/01/14 (A)	289	293
1.956%, 11/01/14 (A)	97	98
FNMA REMIC, Ser 1992-61, Cl FA
0.802%, 11/25/14 (A)	69	70
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	27	30
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	14	16
FNMA REMIC, Ser 1994-77, Cl FB
1.652%, 11/25/14 (A)	5	6
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	24	25
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	127	132
FNMA REMIC, Ser 2002-53, Cl FK
0.552%, 11/25/14 (A)	103	104

33	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	$142	$147
FNMA REMIC, Ser 2006-76, Cl QF
0.552%, 11/25/14 (A)	957	963
FNMA REMIC, Ser 2006-79, Cl DF
0.502%, 11/25/14 (A)	821	825
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,031	1,116
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	7,251	7,753
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	4,449	4,852
FNMA TBA
5.000%, 11/01/37	900	997
4.500%, 11/15/34	18,100	19,616
3.000%, 11/15/42	7,400	7,401
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,176
GNMA
6.500%, 04/15/17 to 02/20/39	696	797
6.000%, 06/15/16 to 06/15/41	16,293	18,588
5.500%, 10/15/34 to 02/15/41	5,681	6,330
5.000%, 09/15/39 to 04/15/41	3,816	4,235
4.000%, 07/15/41 to 04/15/43	473	506
GNMA TBA
6.000%, 11/01/33	1,600	1,805
5.500%, 11/01/33	500	557
4.500%, 11/22/33	1,300	1,419
3.500%, 11/15/40	200	209
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	190	192

Total Mortgage-Backed Securities (Cost $213,597) ($ Thousands)		218,679

REPURCHASE AGREEMENTS (B) — 13.8%
BNP Paribas 0.130% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $75,800,821 (collateralized by FNMA, GNMA and FMAC, ranging in par value $251,657 - $15,650,000, 2.500% - 6.500%, 01/01/18 - 05/01/44, with total market value of $77,316,000) (A)	75,800	75,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Deutsche Bank 0.140% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $28,300,330 (collateralized by U.S. Treasury Notes, GNMA and FMAC, ranging in par value $2,724,500 - $23,509,055, 0.000% - 5.000%, 06/09/15 - 08/15/41, with total market value of $28,866,000) (A)	$28,300	$28,300

Total Repurchase Agreements (Cost $104,100) ($ Thousands)		104,100

Total Investments — 104.4% (Cost $778,598) ($ Thousands)†		$785,131

A list of the open futures contracts held by the Fund at October 31, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S 10-Year Treasury Note	123	Dec-2014	$(14)
U.S. 2-Year Treasury Note	(529)	Dec-2014	(419)
U.S. 2-Year Treasury Note	274	Dec-2014	213
U.S. Long Treasury Bond	46	Dec-2014	(28)

			$(248)

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $752,126 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

34	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2014

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $ 778,598, and the unrealized appreciation and depreciation were $7,325 ($ Thousands) and $(792) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$233,090	$—	$233,090
Mortgage-Backed Securities	—	218,679	—	218,679
Repurchase Agreements	—	104,100	—	104,100
U.S. Treasury Obligations	—	229,262	—	229,262

Total Investments in Securities	$—	$785,131	$—	$785,131

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$213	$—	$—	$213
Unrealized Depreciation	(461)	—	—	(461)

Total Other Financial Instruments	$(248)	$—	$—	$(248)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

35	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 74.8%

Agency Mortgage-Backed Obligations — 74.8%
FHLMC
6.500%, 01/01/18 to 12/01/32	$94	$109
6.000%, 09/01/24	327	369
5.500%, 06/01/19 to 12/01/20	156	166
2.568%, 11/01/14 (A)	254	263
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	3	3
FHLMC REMIC, Ser 2004-2802, Cl PF
0.553%, 11/15/14 (A)	151	152
FNMA
6.500%, 03/01/33 to 10/01/34	70	81
6.000%, 02/01/23	155	172
5.500%, 12/01/25	889	991
5.250%, 08/01/24	657	769
5.010%, 04/01/19	1,015	1,137
5.000%, 06/01/23 to 04/01/41	1,182	1,290
4.500%, 04/01/26 to 10/01/31	532	579
4.000%, 05/01/26 to 08/01/26	347	372
3.500%, 11/01/21	52	56
3.270%, 05/01/21	15	16
3.250%, 04/01/21 to 11/01/21	82	86
3.070%, 01/01/22	761	790
3.050%, 10/01/20	25	26
2.830%, 05/01/21	15	15
2.720%, 05/01/21	74	76
2.515%, 10/01/22	55	55
2.400%, 10/01/22	36	36
2.360%, 06/01/19	50	51
2.350%, 10/01/22	116	114
2.310%, 10/01/22	180	177
2.250%, 10/01/22	92	90
2.220%, 10/01/22	176	173
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	33	35
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,792	1,996
FNMA REMIC, Ser 2006-79, Cl DF
0.502%, 11/25/14 (A)	145	146
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	179	194
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	742	793
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,415
GNMA
8.750%, 07/20/17 to 07/20/17	4	3
8.500%, 11/20/16 to 08/20/17	10	10
7.500%, 11/15/25 to 03/15/27	11	13
6.000%, 09/15/24	327	369
5.000%, 05/15/40 to 06/15/40	47	52
4.500%, 06/15/41	191	208
4.000%, 07/15/41	230	246

Description	Face Amount ($ Thousands)	Value ($ Thousands)
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	$46	$47

		15,741

Total Mortgage-Backed Securities (Cost $15,360) ($ Thousands)		15,741

U.S GOVERNMENT AGENCY OBLIGATION — 12.2%
FHLMC
0.875%, 03/07/18	2,600	2,569

Total U.S Government Agency Obligation (Cost $2,562) ($ Thousands)		2,569

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Notes
1.500%, 01/31/19	1,525	1,528
2.375%, 08/15/24	300	301

Total U.S. Treasury Obligations (Cost $1,822) ($ Thousands)		1,829

ASSET-BACKED SECURITY — 0.5%

Other — 0.5%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	96	98

Total Asset-Backed Security (Cost $96) ($ Thousands)		98

REPURCHASE AGREEMENT — 2.8%
BNP Paribas 0.130% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $600,007 (collateralized by various FNMA, GNMA and FMAC obligations, ranging in par value $1,000 - $21,558,107, 0.000% - 7.500%, 11/01/14 - 07/01/44, with total market value of $816,000)	600	600

Total Repurchase Agreement (Cost $600) ($ Thousands)		600

Total Investments — 99.0% (Cost $20,440) ($ Thousands)†		$20,837

36	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2014

A list of the open futures contracts held by the Fund at October 31, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S 10-Year Treasury Note	(8)	Dec-2014	$11
U.S. 2-Year Treasury Note	(21)	Dec-2014	(13)
U.S. 5-Year Treasury Note	97	Dec-2014	61
U.S. Long Treasury Bond	(2)	Dec-2014	4

			$63

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $21,057 ($ Thousands).

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FMAC — Financial Management Advisory Committee

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $20,440, and the unrealized appreciation and depreciation were $556 ($ Thousands) and ($159) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$15,741	$—	$15,741
U.S. Government Agency Obligation	—	2,569	—	2,569
Repurchase Agreement	—	600	—	600
Asset-Backed Security	—	98	—	98
U.S. Treasury Obligations	—	1,829	—	1,829

Total Investments in Securities	$—	$20,837	$—	$20,837

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$76	$—	$—	$76
Unrealized Depreciation	$(13)	$—	$—	$(13)

Total Other Financial Instruments	$63	$—	$—	$63

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

37	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 97.2%

Agency Mortgage-Backed Obligations — 97.2%
FHLMC REMIC, Ser 2010-3631, Cl PS, IO	$6,970	$942
6.297%, 11/15/14
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,574
FNMA
8.000%, 07/01/25 to 09/01/28	35	38
7.000%, 08/01/29 to 09/01/32	123	140
6.500%, 09/01/32	88	100
4.250%, 10/01/28	4,635	5,121
4.180%, 11/01/28	1,720	1,889
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	15	17
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	30	34
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	293	308
FNMA TBA
4.500%, 11/15/34	1,900	2,059
3.500%, 11/01/40 to 12/01/40	300	310
3.000%, 11/15/42	900	900
GNMA
10.000%, 05/15/16 to 09/15/19	10	9
9.500%, 08/15/17 to 10/15/20	18	17
9.000%, 12/15/17 to 05/15/22	64	64
8.500%, 10/15/16 to 06/15/17	10	11
8.000%, 04/15/17 to 03/15/32	326	364
7.750%, 10/15/26	27	31
7.500%, 02/15/27 to 10/15/35	235	278
7.250%, 01/15/28	75	84
7.000%, 04/15/19 to 06/20/38	2,933	3,443
6.750%, 11/15/27	12	14
6.500%, 09/15/16 to 10/15/38	1,137	1,293
6.000%, 07/15/24 to 03/15/41	2,466	2,787
5.500%, 01/15/33 to 02/15/41	3,870	4,351
5.000%, 06/15/33 to 03/15/41	11,620	12,904
4.500%, 08/15/33 to 09/20/41	7,203	7,873
4.000%, 08/20/39 to 04/15/43	9,693	10,383
3.875%, 05/15/42	2,060	2,196
3.500%, 03/20/41	497	522
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	413	470
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	183	1
GNMA TBA
4.500%, 11/01/33 to 11/15/39	4,800	5,196
4.000%, 11/01/35 to 11/01/39	7,300	7,806
3.500%, 11/15/40 to 11/15/41	22,700	23,740
3.000%, 11/01/42 to 11/20/42	9,450	9,627
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,162	1,273

Total Mortgage-Backed Securities (Cost $104,587) ($ Thousands)		108,169

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) — 47.4%
BNP Paribas 0.130% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $24,600,267 (collateralized by various FNMA, GNMA and FMAC obligations, ranging in par value $3,691 - $11,305,443, 2.500% - 6.500%, 10/01/17 - 03/20/44, with total market value of 25,092,000) (A)	$24,600	$24,600
Deutsche Bank 0.140% dated 10/31/14, to be repurchased on 11/03/14, repurchase price $28,200,329 (collateralized by GNMA, par value $27,125,164, 4.000%, 07/20/14, with total market value of $28,764,000) (A)	28,200	28,200

Total Repurchase Agreements (Cost $52,800) ($ Thousands)		52,800

Total Investments — 144.6% (Cost $157,387) ($ Thousands)†		$160,969

A list of the open futures contracts held by the Fund at October 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S 10-Year Treasury Note	7	Dec-2014	$—
U.S. 2-Year Treasury Note	27	Dec-2014	(19)
U.S. 2-Year Treasury Note	(1)	Dec-2014	—
U.S. Long Treasury Bond	19	Dec-2014	29

			$10

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $111,308 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FMAC — Financial Management Advisory Committee

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $157,387, and the unrealized appreciation and depreciation were $3,907 ($ Thousands) and $(325) ($ Thousands), respectively.

38	SEI Daily Income Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2014

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$108,169	$—	$108,169
Repurchase Agreements	—	52,800	—	52,800

Total Investments in Securities	$—	$160,969	$—	$160,969

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$29	$—	$—	$29
Unrealized Depreciation	$(19)	$—	$—	$(19)

Total Other Financial Instruments	$10	$—	$—	$10

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

39	SEI Daily Income Trust / Quarterly Report / October 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President
Date: December 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 24, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: December 24, 2014